Financial Risk Management - Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Cash at bank	$ 2,351,324		$ 32,748,324
Trade receivables	1,507,778		2,427,380
Trade payables	$ 50,778	$ 3,623	$ 37,283